Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Maturity analysis of lease receivables	The accompanying table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.
Philips Group
Maturity analysis of lease receivables in millions EUR

	2025	2024
Less than one year	55	33
One to two years	11	20
Two to three years	9	16
Three to four years	8	14
Four to five years	7	12
Over five years	17	19
Total undiscounted lease payments receivable	106	114
Unearned finance income	(10)	(12)
Net investment in lease	96	102

Trade accounts receivable, net	The trade accounts receivable, net, per segment are:
Philips Group
Trade accounts receivable, net in millions of EUR

	2025	2024
Diagnosis & Treatment	1,582	1,687
Connected Care	1,043	1,064
Personal Health	562	575
Other	152	187
Trade accounts receivable, net	3,339	3,513

Age analysis of receivables	The aging analysis of trade accounts receivable, net, representing current and overdue but not fully impaired receivables, is presented in the accompanying table.
Philips Group
Aging analysis in millions of EUR

	2025	2024
Current	3,077	3,154
Overdue 1-30 days	54	141
Overdue 31-180 days	171	194
Overdue more than 180 days	37	24
Trade accounts receivable, net	3,339	3,513

Allowance for accounts receivable	The changes in the allowance for doubtful accounts receivable are:
Philips Group
Allowance for accounts receivable in millions of EUR

	2025	2024
Balance as of January 1	245	216
Additions charged to expense	37	112
Deductions from allowance ¹	(45)	(88)
Transfer to assets held for sale	(1)	-
Other movements	(43)	5
Balance as of December 31	193	245
[1]Write-offs for which an allowance was previously provided.